FORM 13-F


Name:        Pear Tree Advisors, Inc.
Address:     55 Old Bedford Road
             Lincoln, MA  01773


Form 13F File Number:   28- 4108

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Willard L. Umphrey
Title:             President
Phone:          (781) 259-1144

Signature, Place, and Date of Signing:

/s/ Willard L. Umphrey					Lincoln, MA      May 3, 2013
----------------------
Willard L. Umphrey


Report Type (Check only one.):

[   ]    13F HOLDINGS REPORT.  (Check here if all holdings
     of this reporting manager are reported in this
     report.)

[    ]    13F NOTICE.  (Check here if no holdings reported
     are in this report, and all holdings are reported by
     another manager(s).)

[ X  ]    13F COMBINATION REPORT.  (Check here if a portion
     of the holdings for this reporting manager are
     reported in this report and a portion are reported by
     other reporting manager(s).)




List of Other Managers Reporting for this Manager:

        Form 13F File Number                 Name


        28-05386                        Columbia Partners, L.L.C.,
                                        Investment Management





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                    Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            16

Form 13F Information Table Value Total:           $ 1,476.87
                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the filing manager of this report.

NONE

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Form 13 F information Table

                  Title of                       Value           Shares/Sh/Put/     Invstmt       Other        Voting Authority
Name of Issuer     Class        CUSIP           (x$1000)         PRN AMT/PRN/Call    Dscretn       Mngrs        Sole/Shared/None

BHP Billiton          ADR          05545E209          17633               303700     SH          OTHER

Banco
Santender Chile     ADR     05965x109     281          9882     SH               OTHER               SHARED


China Yuchai     COM     G21082105     287     17977          SH          OTHER          SHARED

CIA Cervezeria     ADR     204429104     551     16650          SH          Other          Shared


Compania
de Bebidas     ADR     20441W203     1823         43066    SH               OTHER               SHARED

Ecopetrol SA     ADR     279158109     959     17581     SH          OTHER               SHARED

Embraer SA     ADR     29082A107     277     7764     SH          OTHER               SHared

Enersis		ADR	29274f104	783	40692	SH	OTHER			SHARED



Giant           ADR     374511103     695          106939     SH          OTHER          SHARED
Interactive

Gold Fields     ADR     38059T106     890        114823     SH               OTHER               SHARED


Infosys
Technologies     ADR     456788108     22467      416745     SH               OTHER               SHARED

METHANEX
CORP                 COM       59151K108     6940     170817  SH        OTHER         SHARED


PETROLEO
BRASILEIRO SA
PETRO              ADR    71654V101    1531       84344     SH         OTHER                             SHARED

SIBANYE GOLD     ADR     825724206     162     28705     SH          OTHER               SHARED

SK Telecom	ADR	78440p108	617	34465	SH		OTHER		SHARED


Teva Pharm     ADR     881624209     21622     544919     SH          OTHER               SHARED


